Vessels, Net	12 Months Ended
Dec. 31, 2014
Vessels Net [Abstract]
Vessels, Net

6.Vessels, Net

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance January 1, 2013	$351,611,923	$(53,235,483)	$298,376,440
Newbuilding deliveries	24,581,533	-	24,581,533
Depreciation for the period	-	(16,822,057)	(16,822,057)
Balance December 31, 2013	$376,193,456	$(70,057,540)	$306,135,916
Newbuilding deliveries	81,051,077	-	81,051,077
Depreciation for the period	-	(18,154,020)	(18,154,020)
Balance December 31, 2014	$457,244,533	$(88,211,560)	$369,032,973

All Company’s vessels were first-priority mortgaged as collateral to the loans and credit facilities and related interest rate swaps outstanding as of December 31, 2014.

On January 29, 2013, the Company took delivery of the Handysize drybulk carrier; the M/V Priceless Seas.

During 2014, the Company took delivery of the Handysize drybulk carrier; the M/V Proud Seas, and the two Ultramax drybulk carriers; the M/V Gentle Seas and the M/V Peaceful Seas (refer to Notes 5 and 9).